UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-00601

The American Heritage Fund, Inc.

 (Exact name of registrant as specified in charter)

1370 Avenue of the Americas

New York, NY 10019

(Address of principal executive offices)

(Zip code)

Jonathan B. Reisman, 6975 NW 62nd Terrace

Parkland, FL 33067

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 397-3900

Date of fiscal year end: May 31

Date of reporting period: August 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

American Heritage Fund Inc.

	Schedule of Investments (Unaudited)
	August 31, 2005
Shares/Principal Amount		Market Value

COMMON STOCKS
Consumer Goods - 1.13%
4,000	Ecost.com, Inc.*	$ 8,760

Consumer Services - 4.43%
500	Harbin Electirc, Inc.*	1,700
20,000	Interep Nationa Radio Sales, Inc.*	12,000
2,000	Interland, Inc.*	5,100
10,000	International PBX Ventures, LTD *	6,050
1,000	Lions Gate Entertainment Corp.*	9,550
		34,400

HealthCare - 22.13%
2,500	Aastrom Biosciences *	6,975
12,500	AXM Pharma, Inc.*	21,000
3,000	Cytrx Corp.*	2,550
1,000	Inovio Biomed Corp.*	2,600
5,000	Microislet, Inc.*	12,100
25,000	Millennium Biotech Group, Inc*	11,250
40,000	Millenia Hope, Inc.*	5,200
20,000	Nexmed, Inc.*	35,400
2,000	Painecare Holdings, Inc.*	7,980
22,500	Swiss Medica, Inc.*	6,075
22,500	Unigene Laboratories, Inc.*	60,750
		171,880

Industrials - 7.22%
5,000	Hythiam, Inc.*	32,050
5,000	MFIC Corp.*	8,000
50,000	Worldwater Corp.*	16,000
		56,050

Materials - 19.53%
313,648	A D M Tronics Unlimited, Inc.*	84,685
3,300	Crystallex International Corp.*	8,679
2,800	Delphi Corp.	15,540
1,000	Eden Energy *	6,780
130,000	Equity, Inc.*	1,235
2,000	Global Copper Corp.*	2,000
2,000	Lakota Technologies, Inc.*	580
2,000	Lumina Resources Corp.*	760
2,000	Northern Peru Copper Corp.*	2,440
2,500	Novagold Resources, Inc.*	18,200
2,000	Regalito Copper Corp.*	10,800
		151,699
Other - 5.05%
1,000	NASDAQ 100 Trust Series 1	38,980
298	Uptrend Corp.*	3
25,000	U.S. Wind Farming *	200
		39,183
Technology - 24.09%
5,000	Altair Nanotechnologies *	14,560
5,000	Aware, Inc.*	31,350
10,100	Ciena Corp.*	22,725
1,000	Cisco Systems, Inc.*	17,620
2,000	Butler International *	7,600
20,000	IDI Global, Inc.*	6,900
1,000	Infineon Technologies AG *	9,400
11,500	Liquidmetal Technologies, Inc.*	21,850
10,500	Lucent Technologies, Inc.*	32,340
17,429	PowerHouse Technologies Group, Inc. *	14,814
5,000	Quintek Technologies, Inc.*	415
400	Symbols Technologies, Inc.	3,672
500	Utstarcom, Inc.*	3,850
		187,096

Total Common Stocks (Cost $5,949,488)- 83.58%		$ 649,068

Cash and Equivalents- 15.55%
120,717	First American Treasury Obligation Fund Cl A	$ 120,717
	(Cost 120,717) - 2.03%**

Investment Securities at Market Value- 99.13%
(Cost $6,070,205)		$ 769,785

	Other Assets less Liabilties- 0.87%	6,777

	Net Assets- 100.00%	$ 776,562

SCHEDULE OF SECURITIES SOLD SHORT		Market Value
Consumer Goods - 0.50%
1,200	Quaker Fabric Corp.*	$ 3,864

Consumer Services - 2.75%
200	Air Methods Corp.*	2,030
800	Buca, Inc.*	4,400
290	Checkers Drive-In Restaurants, Inc.*	4,242
400	Ecollege.com *	5,020
300	Monarch Casino & Resort, Inc.*	5,697
		21,389

HealthCare - 2.50%
300	Bio-Reference Laboratories, Inc.*	4,683
700	Immunogen, Inc.*	4,445
200	Lifecell Corp.*	4,804
500	Qmed, Inc.*	5,480
		19,412

Industrials - 1.91%
200	ADE Corp.*	4,364
300	Bell Microproducts, Inc.*	3,039
700	Parkervision, Inc.*	3,549
300	Pomeroy IT Solutions, Inc.*	3,873
		14,825

Materials - 0.50%
400	Zoltek Companies, Inc.*	3,900

Technology - 4.61%
600	Advanced Power Technology, Inc.*	4,434
300	EMS Technologies, Inc.*	4,857
400	Government Technology Services, Inc.*	2,768
300	Intervoice, Inc.*	2,811
1000	Mind C.T. LTD.	2,970
400	Nanometrics, lnc.*	4,772
600	Plato Learning, Inc.*	4,260
500	Semitool, Inc.*	4,035
500	Sigma Designs, Inc.*	4,920
		35,827

	Total Securities Sold Short (Proceeds - $98,059)	$ 99,217

* Non-income producing securities.
** Variable Rate Security at August 31, 2005

NOTES TO FINANCIAL STATEMENTS
The American Heritage Fund
1. SECURITY TRANSACTIONS
At August 31, 2005, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $6,070,205 amounted to $5,301,578 which consisted of aggregate gross unrealized appreciation of $79,166 and aggregate gross unrealized depreciation of $5,380,744.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Heritage Fund, Inc.

By /s/ Heiko H. Thieme CEO

*Heiko H. Thieme CEO

Date October 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Heiko H. Thieme CEO

*Heiko H. Thieme CEO

Date October 31, 2005

* Print the name and title of each signing officer under his or her signature.